UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund:    Managed Account Series

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

BlackRock U.S. Mortgage Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Americredit Automobile Receivables Trust:
Series 2013-5, Class A2A, 0.65%, 3/08/17	$855	$856,087
Series 2013-5, Class A2B, 0.54%, 3/08/17 (a)	950	951,194
Citigroup Mortgage Loan Trust, Series 2007-FS1, Class 2A1A, 1.16%, 10/25/37 (a)(b)	2,390	1,106,475
Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 3/01/30 (a)	597	520,212
Countrywide Asset-Backed Certificates:
Series 2004-6, Class 2A4, 0.61%, 11/25/34 (a)	36	35,809
Series 2006-13, Class 3AV2, 0.31%, 1/25/37 (a)	156	137,066
Series 2007-7, Class 2A2, 0.32%, 10/25/47 (a)	643	629,955
Credit Acceptance Auto Loan Trust:
Series 2012-1A, Class A, 2.20%, 9/16/19 (b)	1,995	2,007,626
Series 2013-2A, Class A, 1.50%, 4/15/21 (b)	700	700,796
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.34%, 8/15/25 (a)(b)	1,000	980,339
DT Auto Owner Trust, Series 2012-2A, Class A, 0.91%, 11/16/15 (b)	38	37,921
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.30%, 9/25/36 (a)	390	345,145
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A2, 1.99%, 10/15/45 (b)	1,720	1,733,932
Series 2013-T1, Class A2, 1.50%, 1/16/46 (b)	607	606,150
Series 2013-T2, Class A2, 1.15%, 5/16/44 (b)	1,852	1,847,926
Series 2014-T1, Class AT1, 1.24%, 1/15/45 (b)	1,000	1,000,180
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)	2,788	1,708,232
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 0.40%, 5/25/37 (a)	613	369,749
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, 0.40%, 6/25/36 (a)	1,500	904,880
OCP CLO Ltd., Series 2012-2A, Class A2, 1.72%, 11/22/23 (a)(b)	1,300	1,294,967
Santander Drive Auto Receivables Trust, Series 2013-A, Class A2, 0.80%, 10/17/16 (b)	4,314	4,319,477
Scholar Funding Trust, Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)	989	989,448

Asset-Backed Securities	Par (000)	Value
Securitized Asset Backed Receivables LLC Trust, Series 2006-CB5, Class A4, 0.41%, 6/25/36 (a)	$4,889	$3,243,091
SLM Private Education Loan Trust, Series 2010-C, Class A1, 1.81%, 12/15/17 (a)(b)	3	2,718
Soundview Home Loan Trust, Series 2005-OPT3, Class A4, 0.46%, 11/25/35 (a)	211	208,124
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	700	687,280
Total Asset-Backed Securities — 16.6%		27,224,779

Corporate Bonds
Diversified Financial Services — 3.0%
Novus USA Trust 2013-1, 1.54%, 2/28/14 (a)(b)	5,000	5,005,500

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 9.8%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 3.36%, 3/25/37 (a)	16	15,879
Banc of America Funding Trust:
Series 2006-A, Class 3A2, 2.69%, 2/20/36 (a)	109	86,808
Series 2007-4, Class TAP1, 0.45%, 5/25/37 (a)	842	583,460
Banc of America Mortgage Trust:
Series 2003-3, Class 2A1, 0.71%, 5/25/18 (a)	26	25,070
Series 2005-G, Class 2A4, 2.79%, 8/25/35 (a)	1,148	1,073,310
Series 2005-I, Class 2A5, 2.75%, 10/25/35 (a)	719	661,198
BCAP LLC Trust, Series 2009-RR13, Class 21A1, 4.64%, 1/26/37 (a)(b)	148	149,488
CHL Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35	399	398,641
Series 2006-HYB2, Class 3A1, 2.60%, 4/20/36 (a)	332	266,646
Series 2007-HY5, Class 3A1, 5.30%, 9/25/37 (a)	624	568,118
Citigroup Mortgage Loan Trust, Series 2009-11, Class 6A1, 1.51%, 10/25/35 (a)(b)	36	36,057
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	394	408,691

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts AUD Australian Dollar CAD Canadian Dollar EUR Euro	LIBOR London Interbank Offered Rate TBA To-be-announced USD US Dollar

MANAGED ACCOUNT SERIES	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	$87	$84,785
Series 2005-47CB, Class A2, 0.66%, 10/25/35 (a)	173	133,087
Series 2006-19CB, Class A15, 6.00%, 8/25/36	454	378,226
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37	752	600,995
Series 2006-45T1, Class 2A5, 6.00%, 2/25/37	1,688	1,349,242
Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	393	329,080
Series 2007-19, Class 1A4, 6.00%, 8/25/37	2,163	1,786,897
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37	411	348,341
Series 2007-HY7C, Class A1, 0.30%, 8/25/37 (a)	3,039	2,262,346
CSMC Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21	341	317,288
HarborView Mortgage Loan Trust, Series 2006-6, Class 3A1A, 2.68%, 8/19/36 (a)	1,577	1,260,501
IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 5.25%, 3/25/37 (a)	377	344,673
IndyMac INDX Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 0.36%, 10/25/36 (a)	2,733	2,332,367
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 5A, 0.44%, 1/26/37 (a)(b)	20	20,357
Wells Fargo Mortgage Backed Securities, Series 2007-8, Class 2A2, 6.00%, 7/25/37	157	151,006

		15,972,557
Commercial Mortgage-Backed Securities — 3.3%
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A4, 5.38%, 4/15/40 (a)	203	204,097
DBRR Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)	523	522,600
Hilton USA Trust, Series 2013-HLF, Class AFL, 1.17%, 11/05/30 (a)(b)	4,600	4,605,120
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 8/20/25 (b)	127	127,121

		5,458,938
Interest Only Commercial Mortgage-Backed Securities — 2.2%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 1.93%, 12/10/45 (a)	5,616	589,941
Series 2013-CR13, Class XA, 1.04%, 10/10/46 (a)	8,417	538,127
Series 2013-CR7, Class XA, 1.61%, 3/10/46 (a)	4,019	356,451
Series 2014-CR14, Class XA, 0.92%, 2/10/47 (a)	2,230	121,291
JP Morgan Chase Commercial Mortgage Series Trust, Series 2013-LC11, Class XA, 1.59%, 4/15/46 (a)	4,681	449,259
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, 1.26%, 11/15/46 (a)	3,000	242,771

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.83%, 12/15/45 (a)(b)	$11,708	$1,254,741

		3,552,581
Total Non-Agency Mortgage-Backed Securities — 15.3%		24,984,076

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.3%
Fannie Mae, Series 2003-9, Class EA, 4.50%, 10/25/17	21	21,207
Freddie Mac, Series 2411, Class FJ, 0.51%, 12/15/29 (a)	12	12,455
Ginnie Mae, Series 2009-122, Class PY, 6.00%, 12/20/39	438	486,872

		520,534
Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae, Series 2012-139, Class NS, 6.54%, 12/25/42 (a)	265	66,222
Ginnie Mae, Series 2013-103, Class IO, 5.00%, 6/20/43	400	81,839

		148,061
Interest Only Commercial Mortgage-Backed Securities — 3.0%
Fannie Mae, Series 2012-M9, Class X1, 4.07%, 12/25/17 (a)	10,916	1,412,146
Freddie Mac:
Series K020, Class X1, 1.47%, 5/25/22 (a)	2,722	256,505
Series K711, Class X1, 1.71%, 7/25/19 (a)	8,222	644,781
Series K023, Class X1, 1.31%, 8/25/22 (a)	14,880	1,289,924
Series K024, Class X1, 0.90%, 9/25/22 (a)	2,865	171,732
Series K025, Class X1, 0.90%, 10/25/22 (a)	2,193	134,114
Series K712, Class X1, 1.39%, 11/25/19 (a)	3,682	243,361
Series K027, Class X1, 0.84%, 1/25/23 (a)	3,225	186,598
Series K030, Class X1, 0.23%, 4/25/23 (a)	31,050	531,240

		4,870,401
Mortgage-Backed Securities — 130.5%
Fannie Mae Mortgage-Backed Securities:
2.50%, 2/01/29 (d)	8,700	8,727,188
3.00%, 2/01/29-2/01/44 (d)	20,142	20,089,915
3.50%, 7/01/27-2/01/44 (d)	29,803	30,437,000
4.00%, 2/01/29-2/01/44 (d)	13,050	13,709,441
4.50%, 7/01/24-2/01/44 (d)	17,337	18,601,277
5.00%, 1/01/23-2/01/44 (d)	8,216	8,966,849
5.50%, 12/01/15-2/01/44 (d)	3,596	3,962,940
6.00%, 12/01/32-2/01/44 (d)	3,710	4,120,695
6.50%, 9/01/36-2/01/44 (d)	2,688	3,002,892

2	MANAGED ACCOUNT SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
3.00%, 2/01/29-2/01/44 (d)	$10,569	$10,326,675
3.50%, 7/01/26-2/01/44 (d)	7,515	7,682,289
4.00%, 2/01/29-2/01/44 (d)	11,340	11,855,473
4.50%, 1/01/19-2/01/44 (d)	2,141	2,290,594
5.00%, 11/01/24-2/01/44 (d)	2,921	3,180,286
5.50%, 3/01/43-2/01/44 (d)	3,578	3,913,121
6.00%, 6/01/27-11/01/39	844	931,804
Ginnie Mae Mortgage-Backed Securities:
3.00%, 2/15/44 (d)	11,000	10,901,094
3.50%, 9/15/42-2/15/44 (d)	7,457	7,679,948
4.00%, 11/20/43-2/15/44 (d)	15,269	16,192,084
4.50%, 5/15/40-2/15/44 (d)	11,082	12,047,426
6.00%, 2/15/44 (d)	1,400	1,555,422
5.00%, 12/15/34-2/15/44 (d)	7,573	8,336,118
5.50%, 7/15/38-12/20/41	3,197	3,530,459
6.50%, 10/15/38-2/20/41	1,451	1,638,665

		213,679,655
Total U.S. Government Sponsored Agency Securities — 133.9%		219,218,651

U.S. Treasury Obligations
U.S. Treasury Notes:
1.50%, 12/31/18	400	400,250
2.38%, 12/31/20	200	203,297
Total U.S. Treasury Obligations — 0.4%		603,547
Total Long-Term Investments (Cost — $272,757,878) — 169.2%		277,036,553

Options Purchased
(Cost — $177,450) — 0.1%		145,477
Total Investments Before TBA Sale Commitments and Options Written (Cost — $272,935,328*) — 169.3%		277,182,030

TBA Sale Commitments (d)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
3.00%, 2/01/44	$3,100	$(3,013,781)
3.50%, 2/01/29-2/01/44	11,000	(11,203,328)
4.00%, 2/01/29-2/01/44	10,000	(10,489,625)
4.50%, 2/01/44	4,900	(5,256,781)
5.00%, 2/01/44	1,800	(1,966,711)
5.50%, 2/01/44	1,400	(1,541,531)
Freddie Mac Mortgage-Backed Securities:
3.50%, 2/01/44	600	(607,219)
4.50%, 2/01/29	200	(213,320)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 2/15/44	2,000	(1,982,188)
3.50%, 2/15/44	2,600	(2,676,875)
4.00%, 2/15/44	6,800	(7,208,797)
4.50%, 2/15/44	4,500	(4,883,907)
5.00%, 2/15/44	1,900	(2,084,359)
5.50%, 2/15/44	600	(662,836)
6.50%, 2/15/44	800	(898,687)
Total TBA Sale Commitments (Proceeds — $54,135,781) — (33.4)%		(54,689,945)

Options Written
(Premiums Received — $ 362,505) — (0.2)%		(363,153)
Total Investments Net of TBA Sale Commitments and Options Written — 135.7%		222,128,932
Liabilities in Excess of Other Assets — (35.7)%		(58,448,831)

Net Assets — 100.0%		$163,680,101

Notes to Schedule of Investments
*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$272,952,714

Gross unrealized appreciation	$6,451,648
Gross unrealized depreciation	(2,222,332)

Net unrealized appreciation	$4,229,316

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

MANAGED ACCOUNT SERIES	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of January 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(767,024)	$(117)
Citigroup Global Markets, Inc.	$101,734	$1,469
Credit Suisse Securities (USA) LLC	$(1,208,687)	$(13,258)
Deutsche Bank Securities, Inc.	$6,453,403	$125,539
Goldman Sachs & Co.	$48,387,922	$577,976
J.P. Morgan Securities LLC	$(684,024)	$(3,070)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$16,004,426	$150,055
Morgan Stanley & Co. LLC	$3,282,039	$21,988
Wells Fargo Securities, LLC	$(1,178,578)	$(24,090)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of January 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.14%	1/13/14	2/13/14	$8,810,000	$8,811,062

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(12)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2014	$2,642,438	$(1,701)
(11)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2014	$1,326,875	(2,677)
63	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	$7,922,250	76,280
17	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2014	$2,444,813	57,217
(1)	Euro Dollar Futures	Chicago Mercantile	June 2014	$249,300	(477)
(1)	Euro Dollar Futures	Chicago Mercantile	September 2014	$249,225	(614)
(1)	Euro Dollar Futures	Chicago Mercantile	December 2014	$249,088	(752)
(1)	Euro Dollar Futures	Chicago Mercantile	March 2015	$248,838	(189)
(2)	Euro Dollar Futures	Chicago Mercantile	June 2015	$496,975	(1,116)
(2)	Euro Dollar Futures	Chicago Mercantile	September 2015	$496,050	(1,504)
(1)	Euro Dollar Futures	Chicago Mercantile	December 2015	$247,462	(339)
(1)	Euro Dollar Futures	Chicago Mercantile	March 2016	$246,800	(351)
(1)	Euro Dollar Futures	Chicago Mercantile	June 2016	$246,112	(376)
(1)	Euro Dollar Futures	Chicago Mercantile	September 2016	$245,437	(389)
(1)	Euro Dollar Futures	Chicago Mercantile	December 2016	$244,762	(376)
Total					$122,636

•	OTC interest rate swaptions purchased as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/27/17	$3,900	$145,477

4	MANAGED ACCOUNT SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

•	OTC interest rate swaptions written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	5.07%	Pay	3-month LIBOR	2/10/14	$1,200	$(243,844)
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.00%	Pay	3-month LIBOR	7/11/14	$2,550	(164)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	5.07%	Receive	3-month LIBOR	2/10/14	$1,200	—
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.00%	Receive	3-month LIBOR	7/11/14	$2,550	(22,455)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/27/17	$7,800	(96,690)
Total								$(363,153)

•	Centrally cleared credit default swaps – buy protection outstanding as of January 31, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 20 Version 1	5.00%	Chicago Mercantile	6/20/18	USD	4,000	$(58,667)

•	Centrally cleared interest rate swaps outstanding as of January 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.41%[1]	3-month LIBOR	Chicago Mercantile	4/03/14	[2]	5/31/18	USD	11,900	$(2,326)
1.70%[1]	3-month LIBOR	Chicago Mercantile	N/A		1/30/19	USD	60	(255)
3.71%[1]	3-month LIBOR	Chicago Mercantile	N/A		11/12/43	USD	2,240	(61,938)
Total								$(64,519)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

•	OTC credit default swaps – buy protection outstanding as of January 31, 2014 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation
ABX.HE.AAA 06-2	0.11%	Citibank N.A.	5/25/46	USD	2,747	$701,835	$640,352	$61,483
ABX.HE.AAA 06-2	0.11%	Credit Suisse International	5/25/46	USD	2,747	701,834	698,119	3,715
Total						$1,403,669	$1,338,471	$65,198

•	OTC interest rate swaps outstanding as of January 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
1.50%[1]	3-month LIBOR	Bank of America N.A.	7/15/18	USD	3,350	$(15,114)	$23,115	$(38,229)
1.25%[1]	3-month LIBOR	Bank of America N.A.	10/25/18	USD	2,000	17,958	22,492	(4,534)
3.84%[2]	3-month LIBOR	Credit Suisse International	5/09/22	USD	1,100	122,313	36,022	86,291
Total						$125,157	$81,629	$43,528

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

MANAGED ACCOUNT SERIES	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

•	OTC total return swaps outstanding as of January 31, 2014 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date		Notional Amount/ (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS
6.00%, 30-year, fixed		Credit Suisse
rate Fannie Mae	1-month LIBOR[1]	International	1/12/39	USD	834	$(1,933)	$(9,796)	$7,863

Return on Markit IOS
6.00%, 30-year, fixed		JPMorgan Chase Bank
rate Fannie Mae	1-month LIBOR[1]	N.A.	1/12/39	USD	1,301	(3,016)	(14,876)	11,860

Return on Markit IOS
6.00%, 30-year, fixed		JPMorgan Chase Bank
rate Fannie Mae	1-month LIBOR[1]	N.A.	1/12/39	USD	1,223	(2,835)	(10,962)	8,127

Return on Markit IOS
4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	USD	95	650	(725)	1,375

Return on Markit IOS
4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	USD	95	651	373	278

Return on Markit IOS
4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Bank of America N.A.	1/12/41	USD	95	(650)	448	(1,098)

Return on Markit IOS
4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	239	1,626	(260)	1,886

Return on Markit IOS
4.00%, 30-year, fixed		Credit Suisse
rate Fannie Mae	1-month LIBOR[2]	International	1/12/41	USD	239	1,627	(426)	2,053

Return on Markit IOS
4.00%, 30-year, fixed		Credit Suisse
rate Fannie Mae	1-month LIBOR[2]	International	1/12/41	USD	191	1,301	(148)	1,449

Return on Markit IOS
4.00%, 30-year, fixed		Credit Suisse
rate Fannie Mae	1-month LIBOR[2]	International	1/12/41	USD	95	650	(85)	735

Return on Markit IOS
4.00%, 30-year, fixed		Credit Suisse
rate Fannie Mae	1-month LIBOR[2]	International	1/12/41	USD	95	650	(85)	735

Return on Markit IOS
4.00%, 30-year, fixed		Credit Suisse
rate Fannie Mae	1-month LIBOR[1]	International	1/12/41	USD	95	(651)	(774)	123

Return on Markit IOS
4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/41	USD	191	(1,301)	866	(2,167)

Return on Markit IOS
4.00%, 30-year, fixed		Goldman Sachs
rate Fannie Mae	1-month LIBOR[2]	International	1/12/41	USD	239	1,626	943	683

Return on Markit IOS
4.00%, 30-year, fixed		Goldman Sachs
rate Fannie Mae	1-month LIBOR[1]	International	1/12/41	USD	191	(1,301)	643	(1,944)

Return on Markit IOS
4.00%, 30-year, fixed		JPMorgan Chase Bank
rate Fannie Mae	1-month LIBOR[2]	N.A.	1/12/41	USD	95	650	314	336
Total						$(2,256)	$(34,550)	$32,294

[1]	Fund pays the total return of the reference entity and receives the floating rate.

[2]	Fund pays the floating rate and receives the total return of the reference entity.

6	MANAGED ACCOUNT SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$26,224,599	$1,000,180	$27,224,779
Corporate Bonds	—	5,005,500	—	5,005,500
Non-Agency Mortgage-Backed Securities	—	24,862,785	121,291	24,984,076
U.S. Government Sponsored Agency Securities	—	219,218,651	—	219,218,651
U.S. Treasury Obligations	—	603,547	—	603,547
Options Purchased:
Interest Rate Contracts	—	145,477	—	145,477
Liabilities:
Investments:
TBA Sale Commitments	—	(54,689,945)	—	(54,689,945)
Total	—	$221,370,614	$1,121,471	$222,492,085

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$65,198	—	$65,198
Interest rate contracts	$133,497	123,794	—	257,291
Liabilities:
Credit contracts	—	(58,667)	—	(58,667)
Interest rate contracts	(10,861)	(475,644)	—	(486,505)
Total	$122,636	$(345,319)	—	$(222,683)

[1]

Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

MANAGED ACCOUNT SERIES	JANUARY 31, 2014	7

Schedule of Investments (concluded)	BlackRock U.S. Mortgage Portfolio

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$192,000	—	—	$192,000
Cash pledged as collateral for OTC derivatives	435,000	—	—	435,000
Cash pledged for centrally cleared swaps	562,000	—	—	562,000
Liabilities:
Reverse repurchase agreements	—	$(8,811,062)	—	(8,811,062)
Bank overdraft	—	(4,666)	—	(4,666)
Total	$1,189,000	$(8,815,728)	—	$(7,626,728)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Opening balance, as of April 30, 2013	—	$6,500,000	—	$93,844	$6,593,844
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(5,000,000)	—	—	(5,000,000)
Accrued discounts/premiums	$(111)	(6)	—	—	(117)
Net realized gain (loss)	—	(227)	—	11,959	11,732
Net change in unrealized appreciation/depreciation	292	233	$(1,199)	(147)	(821)
Purchases	999,999	—	122,490	105,000	1,227,489
Sales	—	(1,500,000)	—	(210,656)	(1,710,656)
Closing balance, as of January 31, 2014	$1,000,180	—	$121,291	—	$1,121,471

Net change in unrealized appreciation/depreciation on investments held as of January 31, 2014	$292	—	$(1,199)	—	$(907)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

8	MANAGED ACCOUNT SERIES	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.1%
Arcos Dorados Holdings, Inc., Class A	24,300	$215,298
Australia — 1.9%
ASX Ltd.	13,100	407,951
Atlas Iron Ltd.	534,100	468,412
Bank of Queensland Ltd.	65,100	649,212
Mirvac Group	503,500	735,788
Orocobre Ltd. (a)(b)	380,249	746,479
Pancontinental Oil & Gas NL (a)	2,566,900	101,089

		3,108,931
Belgium — 1.8%
Ageas	24,100	1,034,179
Befimmo SCA Sicafi	10,480	713,508
Mobistar SA	58,100	1,097,329

		2,845,016
Brazil — 0.3%
Ser Educacional SA (a)	49,900	421,408
Canada — 5.7%
Africa Oil Corp. (a)	359,400	2,649,314
Cameco Corp.	58,400	1,241,147
Cathedral Energy Services Ltd.	92,725	380,474
Continental Gold Ltd. (a)(b)	161,100	504,816
Diagnocure, Inc. (a)	701,026	119,591
Dollarama, Inc.	7,800	588,283
Halogen Software, Inc. (a)	35,800	446,797
Lundin Mining Corp. (a)	182,500	798,002
Painted Pony Petroleum Ltd. (a)(b)	54,287	356,795
Premier Gold Mines Ltd. (a)(b)	272,000	498,209
Torex Gold Resources, Inc. (a)(b)	760,500	785,253
Trevali Mining Corp. (a)	852,273	788,185

		9,156,866
China — 1.3%
21Vianet Group, Inc. — ADR (a)	43,646	985,090
51job, Inc. — ADR (a)	4,000	292,040
Daphne International Holdings Ltd. (b)	855,600	435,342
Ming Fai International Holdings Ltd.	1,164,200	118,462
Parkson Retail Group Ltd. (b)	452,000	137,545
West China Cement Ltd. (a)	1,088,000	127,446

		2,095,925
Denmark — 3.2%
ALK-Abello A/S	3,800	496,972
Pandora A/S	14,500	831,918
Vestas Wind Systems A/S (a)	116,823	3,866,448

		5,195,338
Finland — 0.4%
Sanitec Corp. (a)	63,000	718,816
France — 2.8%
Eurofins Scientific	3,400	864,917
GameLoft SE (a)(b)	110,300	1,007,123
Saft Groupe SA	42,700	1,494,620
UBISOFT Entertainment (a)	82,500	1,151,644

		4,518,304
Germany — 2.0%
GEA Group AG	11,250	526,249
Gerresheimer AG	13,100	880,645
Rheinmetall AG	15,950	1,021,003
Wacker Chemie AG	7,300	865,687

		3,293,584

Common Stocks	Shares	Value
Hong Kong — 1.9%
China Taiping Insurance Holdings Co. Ltd. (a)	285,400	$499,376
Chow Sang Sang Holdings International Ltd. (b)	204,000	547,837
Clear Media Ltd.	302,000	276,179
Nine Dragons Paper Holdings Ltd.	958,000	818,218
Shimao Property Holdings Ltd.	435,000	950,144

		3,091,754
India — 1.1%
Bank of Baroda	48,100	421,005
Container Corp. of India	24,850	304,329
GVK Power & Infrastructure Ltd. (a)	1,774,851	259,017
Zee Entertainment Enterprises Ltd.	182,700	776,747

		1,761,098
Indonesia — 0.3%
Tower Bersama Infrastructure Tbk PT (a)	1,106,000	561,290
Ireland — 1.7%
Mallinckrodt PLC (a)	29,678	1,716,279
Ryanair Holdings PLC—ADR (a)	23,500	1,110,375

		2,826,654
Isle of Man — 0.1%
Bahamas Petroleum Co. PLC (a)	1,439,420	92,284
Israel — 1.1%
Enzymotec Ltd. (a)	30,157	771,718
SodaStream International Ltd. (a)(b)	27,300	998,088

		1,769,806
Italy — 1.7%
Maire Tecnimont SpA (a)	101,100	214,758
Mediobanca SpA (a)	44,200	406,262
Mediolanum SpA	125,400	1,077,400
Unipol Gruppo Finanziario SpA	197,300	1,125,668

		2,824,088
Japan — 3.3%
Asics Corp.	32,550	562,195
Credit Saison Co. Ltd.	20,300	496,278
Don Quijote Co. Ltd.	14,200	870,372
Hisaka Works Ltd.	31,400	309,144
Hokuhoku Financial Group, Inc.	286,000	541,901
NGK Insulators Ltd.	36,000	607,031
Nippon Yusen KK	363,000	1,123,332
Rohm Co. Ltd.	18,400	916,957

		5,427,210
Malaysia — 0.2%
AirAsia BHD	423,150	285,799
Monaco — 0.3%
Scorpio Tankers, Inc.	46,000	460,000
Netherlands — 0.4%
Koninklijke Boskalis Westminster NV	14,501	695,329
Norway — 1.4%
DNO International ASA (a)	222,300	725,608
Hoegh LNG Holdings Ltd. (a)	90,200	692,063
Storebrand ASA (a)	141,900	847,657

		2,265,328
Portugal — 0.7%
Banco Espirito Santo SA (a)	703,800	1,067,612
South Korea — 0.7%
Daum Communications Corp. (a)	14,400	1,068,801

MANAGED ACCOUNT SERIES	JANUARY 31, 2014	9

Schedule of Investments (continued)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Spain — 1.3%
Bankinter SA	156,580	$1,169,238
Laboratorios Farmaceuticos Rovi SA	65,653	867,758

		2,036,996
Switzerland — 2.6%
Aryzta AG (a)	21,607	1,697,877
OC Oerlikon Corp. AG (a)	42,000	660,749
Straumann Holding AG	2,400	478,371
Sulzer AG	5,800	873,331
Swiss Life Holding AG	2,300	495,026

		4,205,354
United Arab Emirates — 0.5%
Polarcus Ltd. (a)(b)	1,280,600	804,932
United Kingdom — 6.5%
APR Energy PLC (b)	50,830	702,734
Babcock International Group PLC	58,900	1,344,321
BowLeven PLC (a)	527,800	319,395
Crest Nicholson Holdings PLC (a)	152,800	919,347
easyJet PLC	28,412	767,399
Inchcape PLC	69,660	667,563
Intertek Group PLC	14,000	650,911
London Stock Exchange Group PLC	34,400	1,038,200
Michael Page International PLC	94,800	692,350
Monitise PLC (a)	534,800	583,958
Ophir Energy PLC (a)	122,981	566,203
Oxford Immunotec Global PLC (a)	44,059	933,170
Rexam PLC	120,231	972,832
WANdisco PLC (a)	18,900	372,836

		10,531,219
United States — 51.8%
Abaxis, Inc. (a)	42,304	1,614,744
Abercrombie & Fitch Co., Class A	49,774	1,761,004
Albemarle Corp.	16,500	1,058,970
Alpha Natural Resources, Inc. (a)(b)	100,100	568,568
AMC Entertainment Holdings, Inc., Class A (a)	39,500	844,115
Apollo Education Group, Inc., Class A (a)	47,917	1,547,240
ARRIS Group, Inc. (a)	43,900	1,137,010
Ashford Hospitality Prime, Inc.	51,656	852,324
Atlas Mara Co-Nvest Ltd. (a)(b)	77,800	875,250
Axiall Corp.	20,843	831,636
Bankrate, Inc. (a)(b)	22,428	372,081
BBCN Bancorp, Inc.	40,600	611,030
Bill Barrett Corp. (a)	29,200	817,892
Bravo Brio Restaurant Group, Inc. (a)	30,100	449,694
Celanese Corp., Class A	16,800	850,752
The Children’s Place Retail Stores, Inc. (a)	11,600	610,972
Constant Contact, Inc. (a)	50,474	1,363,303
Deckers Outdoor Corp. (a)	7,600	592,420
Dendreon Corp. (a)(b)	185,278	516,926
Digital Realty Trust, Inc.	3,300	168,267
Discover Financial Services	15,900	853,035
Dorian LPG Ltd. (a)	210,503	829,947
Drew Industries, Inc.	9,877	474,985
DSP Group, Inc. (a)	66,400	594,944
E*Trade Financial Corp. (a)	63,900	1,279,278
Edwards Lifesciences Corp. (a)	24,131	1,571,411
Emerald Oil, Inc. (a)	94,600	725,582
F5 Networks, Inc. (a)	13,600	1,455,200
Flowers Foods, Inc.	38,358	803,600
Foot Locker, Inc.	15,900	613,740
Forest City Enterprises, Inc., Class A (a)	13,631	247,948

Common Stocks	Shares	Value
United States (concluded)
Greenhill & Co, Inc.	18,200	$945,490
HD Supply Holdings, Inc. (a)	62,600	1,344,022
Helix Energy Solutions Group, Inc. (a)	38,000	774,820
Hospira, Inc. (a)	40,417	1,778,752
IDEX Corp.	18,800	1,353,788
Informatica Corp. (a)	16,200	653,832
ING US, Inc.	42,820	1,446,031
Insys Therapeutics, Inc. (a)	39,251	2,309,136
j2 Global, Inc.	17,400	789,090
Kennametal, Inc.	5,400	234,036
The KEYW Holding Corp. (a)(b)	41,053	656,848
Kraton Performance Polymers, Inc. (a)(b)	31,100	777,811
LKQ Corp. (a)	23,500	636,145
MannKind Corp. (a)(b)	101,818	551,854
Manpower, Inc.	8,500	662,150
Merit Medical Systems, Inc. (a)	105,881	1,521,510
Mistras Group, Inc. (a)	15,000	350,400
Monotype Imaging Holdings, Inc.	23,600	688,412
Myriad Genetics, Inc. (a)(b)	53,078	1,466,545
Nordson Corp.	13,900	963,548
NorthWestern Corp.	16,600	750,486
NuVasive, Inc. (a)	40,817	1,528,188
Oasis Petroleum, Inc. (a)	26,700	1,116,327
Office Depot, Inc. (a)	235,993	1,154,006
OSI Systems, Inc. (a)	23,200	1,343,976
Pennsylvania Real Estate Investment Trust	13,279	247,653
Pinnacle Foods, Inc.	28,680	774,360
Pitney Bowes, Inc.	81,500	2,052,170
PNM Resources, Inc.	33,100	815,915
Prestige Brands Holdings, Inc. (a)	23,553	712,714
PrivateBancorp, Inc.	39,400	1,126,446
Procera Networks, Inc. (a)	36,400	420,784
Proofpoint, Inc. (a)	43,400	1,756,832
PVH Corp.	5,200	628,524
Regis Corp.	6,200	76,446
Rouse Properties, Inc.	89,229	1,556,154
SciQuest, Inc. (a)	40,754	1,077,536
Silver Bay Realty Trust Corp.	96,700	1,534,629
SM Energy Co.	12,400	1,026,224
Springleaf Holdings, Inc. (a)	25,500	610,980
Steel Dynamics, Inc.	71,100	1,173,150
SUPERVALU, Inc. (a)	191,000	1,103,980
support.com, Inc. (a)	82,262	222,107
Synovus Financial Corp.	218,200	730,970
Tableau Software, Inc., Class A (a)	4,700	379,854
Taylor Morrison Home Corp., Class A (a)	7,600	160,740
TECO Energy, Inc.	54,600	894,348
Teleflex, Inc.	17,007	1,592,535
TIBCO Software, Inc. (a)	54,300	1,156,047
Timken Co.	24,000	1,351,920
Tribune Co. (a)	24,219	1,804,316
Trimble Navigation Ltd. (a)	32,200	1,041,026
Umpqua Holdings Corp.	48,000	842,880
Vera Bradley, Inc. (a)(b)	41,580	998,752
WebMD Health Corp. (a)	13,800	661,020
Webster Financial Corp.	41,400	1,256,076
Weight Watchers International, Inc. (a)(b)	3,027	81,820
Wright Medical Group, Inc. (a)	43,181	1,313,134

		83,873,113
Total Common Stocks — 97.1%		157,218,153

10	MANAGED ACCOUNT SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Warrants (c)		Shares	Value
United States — 0.0%
Atlas Mara Co-Nvest Ltd. (Issued/Exercisable 12/17/13, 1 Share for 1 Warrant, Expires 12/17/17, Strike Price USD 11.50)		77,800	$44,346
Total Long-Term Investments (Cost — $116,796,132) — 97.1%			157,262,499

Short-Term Securities		Beneficial Interest (000)
Money Market Funds — 6.1%
BlackRock Liquidity Series, LLC, Money Market Series, 0.14% (d)(e)(f)	USD	9,880	9,879,977

Short-Term Securities		Par (000)	Value
Time Deposits
Europe — 0.0%
Wells Fargo Securities, LLC, 0.02%, 2/03/14	EUR	73	$98,889
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.08%, 2/03/14	GBP	1	1,011
United States — 3.1%
Bank of America N.A., 0.12%, 2/03/14	USD	5,034	5,034,375
Total Time Deposits — 3.1%			5,134,275
Total Short-Term Securities (Cost — $15,014,252) — 9.2%			15,014,252
Total Investments (Cost — $131,810,384*) — 106.3%			172,276,751
Liabilities in Excess of Other Assets — (6.3)%			(10,273,927)

Net Assets — 100.0%			$162,002,824

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$136,248,551

Gross unrealized appreciation	$40,535,195
Gross unrealized depreciation	(4,506,995)

Net unrealized appreciation	$36,028,200

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2013	Net Activity	Beneficial Interest Held at January 31, 2014	Income
BlackRock Liquidity Series, LLC, Money Market Series	$6,520,495	$3,359,482	$9,879,977	$199,967

•	Foreign currency exchange contracts as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	169,770	USD	125,000	JPMorgan Chase Bank N.A.	2/03/14	$1,181
AUD	138,382	USD	159,000	Barclays Bank PLC	2/04/14	(766)
USD	81,000	CAD	72,391	Citibank N.A.	2/04/14	336
USD	18,000	EUR	24,302	BNP Paribas S.A.	2/04/14	(25)
Total						$726

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

MANAGED ACCOUNT SERIES	JANUARY 31, 2014	11

Schedule of Investments (continued)	Global SmallCap Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$215,298	—	—	$215,298
Australia	101,089	$3,007,842	—	3,108,931
Belgium	713,508	2,131,508	—	2,845,016
Brazil	421,408	—	—	421,408
Canada	9,156,866	—	—	9,156,866
China	1,395,592	700,333	—	2,095,925
Denmark	—	5,195,338	—	5,195,338
Finland	718,816	—	—	718,816
France	1,007,123	3,511,181	—	4,518,304
Germany	—	3,293,584	—	3,293,584
Hong Kong	276,179	2,815,575	—	3,091,754
India	304,329	1,456,769	—	1,761,098
Indonesia	—	561,290	—	561,290
Ireland	2,826,654	—	—	2,826,654
Isle of Man	92,284	—	—	92,284
Israel	1,769,806	—	—	1,769,806
Italy	621,020	2,203,068	—	2,824,088
Japan	—	5,427,210	—	5,427,210
Malaysia	—	285,799	—	285,799
Monaco	460,000	—	—	460,000
Netherlands	—	695,329	—	695,329
Norway	—	2,265,328	—	2,265,328
Portugal	—	1,067,612	—	1,067,612
South Korea	—	1,068,801	—	1,068,801
Spain	867,758	1,169,238	—	2,036,996
Switzerland	—	4,205,354	—	4,205,354
United Arab Emirates	—	804,932	—	804,932
United Kingdom	2,928,087	7,603,132	—	10,531,219
United States	83,873,113	—	—	83,873,113
Warrants	44,346	—	—	44,346
Short-Term Securities:
Money Market Funds	—	9,879,977	—	9,879,977
Time Deposits	—	5,134,275	—	5,134,275
Total	$107,793,276	$64,483,475	—	$172,276,751

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$1,517	—	—	$1,517
Liabilities:
Foreign currency exchange contracts	(791)	—	—	(791)
Total	$726	—	—	$726

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

12	MANAGED ACCOUNT SERIES	JANUARY 31, 2014

Schedule of Investments (concluded)	Global SmallCap Portfolio

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$172,334	—	—	$172,334
Liabilities:
Collateral on securities loaned at value	—	$(9,879,977)	—	(9,879,977)
Total	$172,334	$(9,879,977)	—	$(9,707,643)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of April 30, 2013, securities with a value of $1,637,915 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of January 31, 2014. Therefore, these securities were transferred from Level 2 to Level 1 during the period April 30, 2013 to January 31, 2014.

MANAGED ACCOUNT SERIES	JANUARY 31, 2014	13

Schedule of Investments January 31, 2014 (Unaudited)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Air Freight & Logistics — 0.3%
UTi Worldwide, Inc.	33,600	$526,176
Airlines — 1.0%
Delta Air Lines, Inc.	51,700	1,582,537
Auto Components — 1.1%
Lear Corp.	12,062	872,444
Tenneco, Inc. (a)	14,902	847,030

		1,719,474
Automobiles — 0.4%
Thor Industries, Inc.	11,384	584,796
Biotechnology — 1.5%
Myriad Genetics, Inc. (a)(b)	85,038	2,349,600
Capital Markets — 2.0%
Apollo Investment Corp.	132,200	1,115,768
Federated Investors, Inc., Class B	36,200	973,418
Greenhill & Co, Inc.	19,000	987,050

		3,076,236
Chemicals — 2.1%
Albemarle Corp.	20,600	1,322,108
Axiall Corp.	21,086	841,331
Huntsman Corp.	19,300	423,056
Rockwood Holdings, Inc.	10,800	740,124

		3,326,619
Commercial Banks — 6.2%
Associated Banc-Corp.	56,300	927,261
Bank of Hawaii Corp.	22,700	1,288,906
First Niagara Financial Group, Inc.	101,000	872,640
FirstMerit Corp.	34,100	693,935
Fulton Financial Corp.	99,500	1,228,825
Hancock Holding Co.	37,500	1,297,500
Huntington Bancshares, Inc.	83,800	760,066
TCF Financial Corp.	79,000	1,271,900
Webster Financial Corp.	45,100	1,368,334

		9,709,367
Commercial Services & Supplies — 2.4%
The ADT Corp.	50,678	1,522,367
Pitney Bowes, Inc.	89,711	2,258,923

		3,781,290
Computers & Peripherals — 2.0%
NCR Corp. (a)	60,402	2,125,546
NetApp, Inc.	24,100	1,020,394

		3,145,940
Construction & Engineering — 1.3%
KBR, Inc.	23,500	735,550
Quanta Services, Inc. (a)	39,600	1,234,332

		1,969,882
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	4,900	534,149
Consumer Finance — 1.0%
Discover Financial Services	12,900	692,085
Springleaf Holdings, Inc. (a)	38,300	917,668

		1,609,753
Containers & Packaging — 2.3%
MeadWestvaco Corp.	18,100	652,867
Owens-Illinois, Inc. (a)	38,800	1,243,152
Rock Tenn Co., Class A	16,400	1,664,272

		3,560,291

Common Stocks	Shares	Value
Diversified Consumer Services — 1.3%
Apollo Education Group, Inc., Class A (a)	65,258	$2,107,181
Diversified Financial Services — 1.1%
ING US, Inc.	52,670	1,778,666
Electric Utilities — 4.5%
Hawaiian Electric Industries, Inc.	62,800	1,634,056
OGE Energy Corp.	39,500	1,345,765
PNM Resources, Inc.	65,900	1,624,435
Westar Energy, Inc.	75,600	2,507,652

		7,111,908
Electrical Equipment — 0.7%
AMETEK, Inc.	23,725	1,172,489
Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc. (a)	20,700	1,063,566
Ingram Micro, Inc., Class A (a)	41,415	1,036,203

		2,099,769
Energy Equipment & Services — 3.9%
Helix Energy Solutions Group, Inc. (a)	76,900	1,567,991
McDermott International, Inc. (a)	124,207	1,035,886
Oil States International, Inc. (a)	4,200	394,590
Patterson-UTI Energy, Inc.	44,900	1,153,481
Superior Energy Services, Inc.	80,200	1,895,928

		6,047,876
Food & Staples Retailing — 0.7%
SUPERVALU, Inc. (a)	202,200	1,168,716
Food Products — 3.0%
Flowers Foods, Inc.	48,529	1,016,683
Ingredion, Inc.	9,856	614,029
The J.M. Smucker Co.	5,521	532,169
Pinnacle Foods, Inc.	36,508	985,716
Tyson Foods, Inc., Class A	40,309	1,507,557

		4,656,154
Gas Utilities — 1.1%
UGI Corp.	39,500	1,713,905
Health Care Equipment & Supplies — 3.4%
CareFusion Corp. (a)	66,741	2,721,031
Teleflex, Inc.	28,104	2,631,659

		5,352,690
Health Care Providers & Services — 0.7%
Owens & Minor, Inc.	34,004	1,177,899
Hotels, Restaurants & Leisure — 0.8%
Wyndham Worldwide Corp.	16,721	1,186,188
Household Durables — 2.0%
Jarden Corp. (a)	15,619	944,169
Lennar Corp., Class A	20,074	806,172
Mohawk Industries, Inc. (a)	10,007	1,422,795

		3,173,136
Household Products — 0.9%
Energizer Holdings, Inc.	14,724	1,391,418
Insurance — 2.8%
Alleghany Corp. (a)	1,169	435,254
Fidelity National Financial, Inc., Class A	65,500	2,065,870
The Hanover Insurance Group, Inc.	8,100	449,793
Kemper Corp.	20,525	754,294
W.R. Berkley Corp.	19,600	759,696

		4,464,907

14	MANAGED ACCOUNT SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services — 1.4%
AOL, Inc. (a)	46,900	$2,161,152
IT Services — 0.5%
Amdocs Ltd.	17,500	757,050
Machinery — 5.8%
AGCO Corp.	8,400	447,972
Crane Co.	15,124	955,232
Dover Corp.	16,000	1,384,960
Harsco Corp.	30,400	771,856
Joy Global, Inc.	5,500	290,345
Parker Hannifin Corp.	13,400	1,519,158
SPX Corp.	16,624	1,655,252
Timken Co.	37,300	2,101,109

		9,125,884
Media — 2.1%
AMC Entertainment Holdings, Inc., Class A (a)	40,600	867,622
Tribune Co. (a)	32,419	2,415,215

		3,282,837
Metals & Mining — 1.6%
Carpenter Technology Corp.	12,300	714,753
Cliffs Natural Resources, Inc.	9,900	191,268
Steel Dynamics, Inc.	98,900	1,631,850

		2,537,871
Multi-Utilities — 3.2%
Alliant Energy Corp.	44,000	2,286,240
MDU Resources Group, Inc.	37,300	1,195,092
TECO Energy, Inc.	91,700	1,502,046

		4,983,378
Oil, Gas & Consumable Fuels — 4.3%
Africa Oil Corp. (a)	121,636	896,639
Bill Barrett Corp. (a)(b)	53,800	1,506,938
Oasis Petroleum, Inc. (a)	38,874	1,625,322
SM Energy Co.	19,000	1,572,440
Whiting Petroleum Corp. (a)	20,000	1,167,600

		6,768,939
Paper & Forest Products — 1.1%
Domtar Corp.	15,800	1,697,078
Personal Products — 0.3%
Coty, Inc., Class A	30,532	411,877
Pharmaceuticals — 2.2%
Hospira, Inc. (a)	62,990	2,772,190
Mallinckrodt PLC (a)	12,178	704,254

		3,476,444
Professional Services — 0.4%
Manpower, Inc.	8,300	646,570
Real Estate Investment Trusts (REITs) — 6.8%
American Campus Communities, Inc.	71,555	2,487,252
BioMed Realty Trust, Inc. (b)	73,648	1,436,872
CommonWealth REIT (b)	89,955	2,211,094
Corporate Office Properties Trust	94,611	2,351,083
Tanger Factory Outlet Centers (b)	65,616	2,190,262

		10,676,563
Real Estate Management & Development — 1.8%
Alexander & Baldwin, Inc.	39,462	1,543,359
Forest City Enterprises, Inc., Class A (a)	66,243	1,204,960

		2,748,319

Common Stocks	Shares	Value
Road & Rail — 0.8%
Con-way, Inc.	31,300	$1,204,111
Semiconductors & Semiconductor Equipment — 2.7%
First Solar, Inc. (a)	15,200	768,816
Microchip Technology, Inc.	17,600	789,536
RF Micro Devices, Inc. (a)	239,379	1,275,890
Skyworks Solutions, Inc. (a)	46,200	1,397,550

		4,231,792
Software — 3.6%
Check Point Software Technologies Ltd. (a)	21,000	1,374,030
Compuware Corp.	36,300	368,082
PTC, Inc. (a)	45,943	1,639,246
Synopsys, Inc. (a)	20,700	825,102
TIBCO Software, Inc. (a)	65,200	1,388,108

		5,594,568
Specialty Retail — 3.9%
Abercrombie & Fitch Co., Class A	59,013	2,087,880
Dick’s Sporting Goods, Inc.	13,775	723,187
Foot Locker, Inc.	27,752	1,071,227
Office Depot, Inc. (a)	289,589	1,416,090
Staples, Inc.	65,700	864,612

		6,162,996
Textiles, Apparel & Luxury Goods — 2.1%
Deckers Outdoor Corp. (a)	14,456	1,126,845
Hanesbrands, Inc.	11,991	853,040
PVH Corp.	10,298	1,244,719

		3,224,604
Thrifts & Mortgage Finance — 1.5%
New York Community Bancorp, Inc.	146,300	2,368,597
Total Long-Term Investments (Cost — $119,308,141) — 98.2%		154,139,642

Short-Term Securities	Beneficial Interest (000)
Money Market Funds — 4.1%
BlackRock Liquidity Series, LLC, Money Market Series, 0.14% (c)(d)(e)	$6,393	6,393,308

	Par (000)
Time Deposits — 1.7%
JPMorgan Chase Bank N.A., 0.12%, 2/03/14	2,756	2,755,732
Total Short-Term Securities (Cost — $9,149,040) — 5.8%		9,149,040
Total Investments (Cost — $128,457,181*) — 104.0%		163,288,682
Liabilities in Excess of Other Assets — (4.0)%		(6,327,399)

Net Assets — 100.0%		$156,961,283

MANAGED ACCOUNT SERIES	JANUARY 31, 2014	15

Schedule of Investments (concluded)	Mid Cap Value Opportunities Portfolio

Notes to Schedule of Investments
*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$129,362,316

Gross unrealized appreciation	$36,503,886
Gross unrealized depreciation	(2,577,520)

Net unrealized appreciation	$33,926,366

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2013	Net Activity	Beneficial Interest Held at January 31, 2014	Income
BlackRock Liquidity Series, LLC, Money Market Series	$11,718,291	$(5,324,983)	$6,393,308	$30,005

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$154,139,642	—	—	$154,139,642
Short-Term Securities:
Money Market Funds	—	$6,393,308	—	6,393,308
Time Deposits	—	2,755,732	—	2,755,732
Total	$154,139,642	$9,149,040	—	$163,288,682

[1]	See above Schedule of Investments for values in each industry.

The carrying amount for certain of the Fund’s liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, collateral on securities loaned at value of $6,393,308 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

16	MANAGED ACCOUNT SERIES	JANUARY 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 25, 2014